Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net cash flows provided by operating activities	$ 161,244	$ 194,909
Cash flows from financing activities
Net cash flows used in financing activities	$ (285,351)	$ (331,923)